ACQUISITION OF 10062771 MANITOBA LTD. (Details Narrative) - MANITOBA LTD - CAD ($)	Jun. 30, 2021	Jun. 21, 2021	Dec. 31, 2020
Statement [Line Items]
Consideration for the Purchases Shares	$ 150,000
Loan payable	$ 150,000
Promissory note		$ 150,000
Initial tranche amount		$ 100,000
Subscription Price			$ 150,000